NON-CONTROLLING INTERESTS - Narrative (Details) - $ / shares	1 Months Ended	6 Months Ended
	Jan. 31, 2020	Jun. 30, 2020	Dec. 31, 2019
LP Units
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share	$ 2.17
General partnership interest in a holding subsidiary held by Brookfield | BRELP
Disclosure of Non Controlling Interest [Line Items]
Ownership percentage		1.00%
Non-controlling interests | BRELP
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share		$ 0.4225
Incentive Distribution, Percent		25.00%
Non-controlling interests | LP Units | BRELP
Disclosure of Non Controlling Interest [Line Items]
Dividends recognised as distributions to owners per share		$ 0.375
Incentive Distribution, Percent		15.00%
Non-controlling interests | GP interests
Disclosure of Non Controlling Interest [Line Items]
Common units outstanding		2,651,506	2,651,506
Non-controlling interests | Redeemable/Exchangeable partnership units
Disclosure of Non Controlling Interest [Line Items]
Common units outstanding		129,658,623	129,658,623
Class A Preference Shares
Disclosure of Non Controlling Interest [Line Items]
Class A Preference shares repurchased (in shares)		0